PRIMARK PRIVATE EQUITY INVESTMENTS FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

PUBLICLY LISTED COMPANIES - 15.7%
CLOSED-END FUNDS - 4.9%	Shares	Value
Ares Capital Corporation	137,196	$ 2,577,913
Golub Capital BDC, Inc.	71,790	969,165
Hercules Capital, Inc.	64,845	959,706
Main Street Capital Corporation	28,346	1,134,690
MidCap Financial Investment Corporation	47,320	594,339
Prospect Capital Corporation	143,254	888,175
TOTAL CLOSED-END FUNDS (Cost $7,121,844)		$ 7,123,988

COMMON STOCKS - 10.8%	Shares	Value
FINANCIALS - 10.8%
ASSET MANAGEMENT - 10.8%
Apollo Global Management, Inc.	39,493	$ 3,033,457
Ares Management Corporation - Class A	28,540	2,749,829
Blackstone Group, L.P. (The)	28,202	2,621,940
Carlyle Group, Inc. (The)	83,027	2,652,713
FS KKR Capital Corporation	106,074	2,034,499
KKR & Company, Inc.	45,619	2,554,664
TOTAL COMMON STOCKS (Cost $14,651,448)		$ 15,647,102

PRIVATE EQUITY INVESTMENTS - 75.7%	Shares	Value
PORTFOLIO COMPANIES - 58.2%
BlueVoyant LLC(a)(b)(c)	2,996,254	$ 7,200,000
Circuit Clinical Solutions Preferred Series C Stock(a)(b)(c)	112,300	6,000,000
FS NU Investors, L.P. - Class A(a)(b)(c)	47,500	4,750,000
Greenbriar Coinvestment WPS, L.P.(a)(b)(c)(d)	–	3,749,410
Hg Vibranium Co-Invest, L.P.(b)(c)(d)(e)	–	8,186,321
JMI Time Aggregator, L.P.(b)(c)(d)(e)	–	5,000,559
KOLN Co-Invest Blocked, L.P. - Class A(a)(b)(c)	5,000	5,000,000
Onex ISO Co-Invest, L.P.(b)(c)(d)(e)	–	4,519,645
Partners Group Client Access 43, L.P., Inc.(a)(b)(c)(d)	–	6,536,079
Partners Group Client Access 45, L.P., Inc.(a)(b)(c)(d)	–	5,586,530
PrimeFlight Investments, L.P.(a)(b)(c)	50,000	5,000,000
RCP MB Investments A, L.P.(b)(c)(d)(e)	–	7,997,526

PRIMARK PRIVATE EQUITY INVESTMENTS FUND
SCHEDULE OF INVESTMENTS (Continued)

PRIVATE EQUITY INVESTMENTS - 75.7% (Continued)	Shares	Value
PORTFOLIO COMPANIES - 58.2% (Continued)
REP Patriot Coinvest IV-A, L.P.(a)(b)(c)	2,550,000	$ 2,550,000
SKCP VI Artemis Co-Invest, L.P.(a)(b)(c)(d)	–	4,257,235
TriSalus Life Sciences - Series B-1(a)(b)(c)	22,857,142	8,000,000
		$ 84,333,305
PORTFOLIO FUNDS - 17.5%
Arsenal Capital Partners Growth, L.P.(b)(c)(d)(e)	–	$ 239,185
Arsenal Capital Partners VI, L.P.(b)(c)(d)(e)	–	2,322,252
Cordillera Investment Fund III-B, L.P.(b)(d)(e)	–	744,307
Hg Saturn 3 A, L.P.(b)(c)(d)(e)	–	672,944
ICG LP Secondaries Fund I, L.P.(b)(c)(d)(e)	–	3,184,801
ICG Ludgate Hill IIA Boston L.P. Secondary Fund(b)(c)(d)(e)(f)	–	3,843,816
Onex Structured Credit Opportunities Partners I, L.P.(b)(d)(e)	–	3,300,232
Partners Group Direct Equity IV (USD) A, L.P.(b)(c)(d)(e)	–	5,651,348
Partners Group Secondary 2020 (USD) A, L.P.(b)(c)(d)(e)(f)	–	2,707,018
Saturn Five Frontier I, LLC - Class A(b)(c)(e)(f)	2,760,143	2,760,143
		$ 25,426,046

TOTAL PRIVATE EQUITY INVESTMENTS (Cost $106,512,613)		$ 109,759,351

PRIMARK PRIVATE EQUITY INVESTMENTS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET SECURITIES - 14.2%	Shares	Value
Fidelity Investments Money Market Treasury Portfolio - Class I, 4.98% (g) (Cost $20,514,453)	20,514,453	$ 20,514,453

TOTAL INVESTMENTS AT VALUE - 105.6% (Cost $148,800,358)		$ 153,044,894

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.6%)		(8,053,886)

NET ASSETS - 100.0%		$ 144,991,008

(a)	Level 3 securities fair valued using significant unobservable inputs.
(b)	Restricted investments as to resale.
(c)	Non-income producing security.
(d)	Investment does not issue shares.
(e)	Investment is valued using net assets value per share (or its equivalent) as a practical expedient.
(f)	Affiliated investment for which ownership is 5% or more of the investment's capital.
(g)	The rate shown is the 7-day effective yield as of June 30, 2023.

L.P.	-	Limited Partnerships.

Restricted Securities - Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith in accordance with the Fund’s Pricing and Fair Valuation policies. The Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

PRIMARK PRIVATE EQUITY INVESTMENTS FUND
SCHEDULE OF INVESTMENTS (Continued)

Additional information on the restricted investments held by the Fund at June 30, 2023 is as follows:

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Portfolio Company
BlueVoyant LLC	12/23/2021	$ 8,000,000	$ 8,000,000	5.0%
Circuit Clinical Solutions Preferred Series C Stock	1/13/2022	6,000,000	6,000,000	4.1%
FS NU Investors, L.P. - Class A	8/11/2022	4,828,057	4,750,000	3.3%
Greenbriar Coinvestment WPS, L.P.	2/13/2023	3,824,497	3,749,410	2.6%
Hg Vibranium Co-Invest LP	6/29/2022	7,007,148	8,186,321	5.6%
JMI Time Aggregator, L.P.	12/5/2022	5,032,195	5,000,559	3.5%
KOLN Co-Invest Blocked, L.P. - Class A	3/29/2023	5,040,615	5,000,000	3.5%
Onex ISO Co- Invest LP	10/29/2021	5,000,000	4,519,645	3.1%
Partners Group Client Access 43, L.P., Inc.	11/16/2022	6,185,229	6,536,079	4.5%
Partners Group Client Access 45, L.P., Inc.	4/21/2023	5,634,862	5,586,530	3.8%
PrimeFlight Investments, L.P.	5/1/2023	5,029,327	5,000,000	3.5%
RCP MB Investments A, L.P.	7/11/2022	8,227,418	7,997,526	5.5%
REP Patriot Coinvest IV-A, L.P.	7/11/2022	2,601,457	2,550,000	1.8%
SKCP VI Artemis Co-Invest, L.P.	3/24/2023	4,315,673	4,257,235	2.9%
TriSalus Life Sciences - Series B-1	12/23/2021	8,000,000	8,000,000	5.5%

Portfolio Funds
Arsenal Capital Partners Growth LP	2/28/2022	491,636	239,185	0.2%
Arsenal Capital Partners Fund VI LP	5/23/2022	2,331,113	2,322,252	1.6%
Cordillera Investment Fund III, L.P.	5/3/2022	636,338	744,307	0.5%
Hg Saturn 3 A, L.P.	7/5/2022	611,892	672,944	0.4%
ICG LP Secondary Fund I LP	5/13/2022	2,779,957	3,184,801	2.2%
ICG Ludgate Hill IIA Boston LP Secondary Fund	12/22/2021	2,162,302	3,843,816	2.6%
Onex Structured Credit Opportunities Fund I, LP	11/1/2021	3,011,289	3,300,232	2.3%
Partners Group Direct Equity IV (USD) A, L.P.	8/12/2021	4,926,176	5,651,348	3.9%
Partners Group Secondary 2020 (USD) A., L.P.	5/23/2022	2,075,289	2,707,018	1.9%
Saturn Five Frontier I, LLC - Class A	12/15/2021	2,760,143	2,760,143	1.9%
Total		$ 106,512,613	$ 109,759,351	75.7%